CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenue:
Real estate sales, net of sales taxes of US$34,932,216 for the six months ended June 30, 2016 and US$6,721,058 for the six months ended June 30, 2017.	$ 746,338,113	$ 594,465,950
Real estate management services income	16,793,921	12,867,287
Real estate lease income	4,592,865	2,980,041
Other revenue	1,153,429	1,693,558
Total revenue	768,878,328	612,006,836
Cost of revenue:
Cost of real estate sales	(578,883,729)	(471,580,587)
Cost of real estate management services	(13,149,916)	(10,052,465)
Cost of real estate lease income	(4,454,101)	(1,795,262)
Other costs	(1,901,483)	(2,379,095)
Total cost of revenue	(598,389,229)	(485,807,409)
Gross profit	170,489,099	126,199,427
Selling and distribution expenses	(28,558,928)	(16,921,743)
General and administrative expenses	(54,839,800)	(55,604,870)
Operating income	87,090,371	53,672,814
Interest income	6,973,766	12,693,566
Interest expense	(29,520,400)	(10,063,297)
Net realized gain on short-term investments	2,844,695	915,903
Unrealized gain on short-term investments	1,777,579	766,955
Share of loss of equity investees	(508,247)	(597,966)
Exchange gains/(loss)	(97,185)	235,624
Other income	159,225	4,108,053
Income from operations before income taxes	68,719,804	61,731,652
Income taxes	(40,525,242)	(27,032,761)
Net income	28,194,562	34,698,891
Net income attributable to non-controlling interest	(11,655,638)	(2,053,922)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 16,538,924	$ 32,644,969
Earnings per share:
Basic	$ 0.13	$ 0.24
Diluted	$ 0.13	$ 0.23
Shares used in computation:
Basic	128,317,210	134,617,909
Diluted	131,557,491	138,984,932
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	$ 23,426,959	$ (19,435,836)
Comprehensive income	51,621,521	15,263,055
Comprehensive income attributable to non-controlling interest	(12,290,819)	(2,053,922)
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. Shareholders	$ 39,330,702	$ 13,209,133